Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Schedule of commitments, guarantees and contingent liabilities

Commitments, guarantees and contingent liabilities can be described as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Guarantees	112,614	128,083
of which secured	—	4,696
Total Guarantees	112,614	128,083